Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000158832 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000158832 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000158832 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158832 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158832 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158832 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158832 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158832 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158832 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158832 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158832 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158832 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158832 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000158832 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.70%
C000158832 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158833 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000158833 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000158833 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158833 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158833 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158833 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158833 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158833 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158833 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158833 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158833 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158833 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158833 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000158833 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.70%
C000158833 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158834 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000158834 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000158834 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158834 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158834 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158834 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158834 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158834 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158834 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158834 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158834 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000158834 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.70%
C000158834 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158826 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158826 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000158826 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158826 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158826 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158826 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158826 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158826 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158826 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158826 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158826 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158826 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000158826 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000158826 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.30%
C000158826 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158827 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158827 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000158827 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158827 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158827 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158827 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158827 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158827 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158827 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158827 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158827 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158827 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000158827 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000158827 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.30%
C000158827 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158828 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158828 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000158828 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158828 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158828 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158828 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158828 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158828 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158828 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158828 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158828 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158828 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000158828 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000158828 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.30%
C000158828 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158829 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000158829 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000158829 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158829 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000158829 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158829 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158829 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158829 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158829 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158829 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158829 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000158829 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000158829 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158829 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158830 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000158830 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000158830 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158830 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000158830 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158830 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158830 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158830 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158830 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158830 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158830 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000158830 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000158830 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158830 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158831 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000158831 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000158831 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158831 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000158831 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158831 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158831 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158831 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158831 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158831 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158831 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000158831 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000158831 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158831 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158823 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000158823 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000158823 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158823 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158823 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158823 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158823 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158823 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158823 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158823 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000158823 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158823 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000158823 | Equity
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000158823 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.80%
C000158823 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158824 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000158824 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000158824 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158824 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158824 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158824 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158824 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158824 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158824 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158824 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000158824 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158824 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000158824 | Equity
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000158824 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.80%
C000158824 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158825 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000158825 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000158825 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158825 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158825 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158825 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158825 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158825 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158825 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158825 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000158825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158825 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000158825 | Equity
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000158825 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.80%
C000158825 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158820 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158820 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158820 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158820 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158820 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158820 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158820 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158820 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158820 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158820 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000158820 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158820 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000158820 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000158820 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.70%
C000158820 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000158821 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158821 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158821 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158821 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158821 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158821 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158821 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158821 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158821 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158821 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000158821 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158821 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000158821 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000158821 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.70%
C000158821 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000158822 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158822 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158822 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158822 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158822 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158822 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158822 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158822 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158822 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158822 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000158822 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158822 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000158822 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000158822 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.70%
C000158822 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%